Quarterly information (Unaudited) - Financial Results Overview (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of Fourth Quarter Events [Line Items]
Helguvik impairment										$ 152,220,000	$ 0	$ 0
Charge related to discrete tax items		$ 6,900,000
Impairment charge										3,830,000	30,850,000	0
Ravenswood retiree legal settlement			$ 23,000,000							23,000,000	0	0
Lower cost or market inventory adjustment	$ (3,880,000)				$ (5,784,000)		$ 5,324,000			(660,000)	7,539,000	(1,247,000)
Favorable lower of cost or market inventory adjustment					$ 5,800,000	$ 23,474,000
Pension charges						3,400,000
Depreciation										84,780,000	80,117,000	70,827,000
Impairment										0	11,584,000	0
Labor disruption costs							1,400,000	$ 11,700,000
Gain on fair value of contingent consideration									$ 6,527,000	0	$ 18,337,000	$ 7,943,000
Severance charge									1,000,000
Hawesville and Mt. Holly [Member]
Effect of Fourth Quarter Events [Line Items]
Curtailment expenses						3,500,000
Hawesville [Member]
Effect of Fourth Quarter Events [Line Items]
Curtailment expenses							$ 2,900,000
Ravenswood Aluminum Smelter [Member]
Effect of Fourth Quarter Events [Line Items]
Impairment charge			$ 3,800,000					30,850,000		$ 3,830,000
Lower cost or market inventory adjustment				$ 4,900,000				25,689,000
Grundartangi, Iceland [Member]
Effect of Fourth Quarter Events [Line Items]
Signing bonuses, amount									$ 1,570,000
Mt. Holly Smelter [Member]
Effect of Fourth Quarter Events [Line Items]
Depreciation						5,000,000
Gain on fair value of contingent consideration								$ 10,287,000
BHH [Member]
Effect of Fourth Quarter Events [Line Items]
Impairment						$ 11,584,000
Helguvik [Member]
Effect of Fourth Quarter Events [Line Items]
Helguvik impairment		$ 152,200,000